Aptus Defined Risk ETF
Schedule of Investments
July 31, 2023 (Unaudited)
Shares		Security Description		Value
		EXCHANGE TRADED FUNDS - 92.0% (a)
		Investment Grade Corporate Bonds - 92.0%
3,482,932		Invesco BulletShares 2025 Corporate Bond ETF		$70,320,397
3,869,658		Invesco BulletShares 2026 Corporate Bond ETF		73,484,806
1,214,245		Invesco BulletShares 2028 Corporate Bond ETF		24,042,051
1,336,666		Invesco BulletShares 2029 Corporate Bond ETF (b)		24,086,721
1,556,352		Invesco BulletShares 2030 Corporate Bond ETF (b)		25,197,339
1,209,578		Invesco BulletShares 2031 Corporate Bond ETF (b)		19,280,673
1,936,559		iShares iBonds Dec 2027 Term Corporate ETF (b)		45,567,233
3,605,237		iShares iBonds Dec 2028 Term Corporate ETF (b)		88,724,883
2,133,654		iShares iBonds Dec 2029 Term Corporate ETF (b)		48,071,225
1,686,328		iShares iBonds Dec 2030 Term Corporate ETF (b)		35,682,701
2,223,862		iShares iBonds Dec 2031 Term Corporate ETF (b)		44,988,728
1,369,187		iShares iBonds Dec 2032 Term Corporate ETF (b)		33,695,692
		TOTAL EXCHANGE TRADED FUNDS (Cost $543,421,622)		533,142,449

Contracts			Notional Amount
		PURCHASED OPTIONS (c) - 5.0%
		Call Options - 4.4%
3,800		Alphabet, Inc. - Class C, Expiration: 10/20/2023, Exercise Price: $135.00	$50,581,800	2,346,500
5,000		Amazon.com, Inc., Expiration: 01/19/2024, Exercise Price: $155.00	66,840,000	2,825,000
4,400		Applied Materials, Inc., Expiration: 10/20/2023, Exercise Price: $160.00	66,699,600	2,893,000
1,750		Boeing Company, Expiration: 10/20/2023, Exercise Price: $235.00	41,798,750	2,642,500
8,000		Exxon Mobil Corporation, Expiration: 10/20/2023, Exercise Price: $110.00	85,792,000	2,720,000
15,000		iShares 20+ Year Treasury Bond ETF, Expiration: 12/15/2023, Exercise Price: $125.00 (d)	150,075,000	195,000
20,000		Medtronic plc, Expiration: 10/20/2023, Exercise Price: $95.00	175,520,000	1,960,000
1,100		S&P 500 Index, Expiration: 09/15/2023, Exercise Price: $4,750.00	504,785,600	2,161,500
3,500		Salesforce, Inc., Expiration: 11/17/2023, Exercise Price: $250.00	78,753,500	2,301,250
14,500		Southern Company, Expiration: 11/17/2023, Exercise Price: $75.00	104,893,000	2,428,750
1,900		UnitedHealth Group, Inc., Expiration: 12/15/2023, Exercise Price: $540.00	96,210,300	2,546,000
25,000		Walt Disney Company, Expiration: 08/18/2023, Exercise Price: $105.00 (d)	222,225,000	550,000
				25,569,500
		Put Options - 0.6%
890		S&P 500 Index, Expiration: 09/15/2023, Exercise Price: $4,450.00 (d)	408,417,440	2,638,850
650		S&P 500 Index, Expiration: 12/15/2023, Exercise Price: $3,500.00 (d)	298,282,400	871,000
				3,509,850
		TOTAL PURCHASED OPTIONS (Cost $33,888,869)		29,079,350
Shares
		SHORT-TERM INVESTMENTS - 0.3%
1,483,154		First American Treasury Obligations Fund - Class X, 5.20% (e)		1,483,154
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,483,154)		1,483,154
		Total Investments (Cost $578,793,645) - 97.3%		563,704,953
		Other Assets in Excess of Liabilities - 2.7%		15,912,679
		NET ASSETS - 100.0%		$579,617,632

		Percentages are stated as a percent of net assets.
	(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
	(b)	Affiliated Exchange Traded Fund during the period.
	(c)	Exchange traded.
	(d)	Securities are held in connection with written options, see Schedule of Written Options for more details.
	(e)	Rate shown is the annualized seven-day yield as of July 31, 2023.

Aptus Defined Risk ETF
Schedule of Written Options
July 31, 2023 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		Written Options (a) - (0.2)%
		Call Options - (0.1)%
(15,000)		iShares 20+ Year Treasury Bond ETF, Expiration: 12/15/2023, Exercise Price: $135.00	$(150,075,000)	$(90,000)
(25,000)		Walt Disney Company, Expiration: 08/18/2023, Exercise Price: $110.00	(222,225,000)	(287,500)
				(377,500)

		Put Options - (0.1)%
(650)		S&P 500 Index, Expiration: 12/15/2023, Exercise Price: $2,750.00	(298,282,400)	(282,750)
(890)		S&P 500 Index, Expiration: 09/15/2023, Exercise Price: $4,000.00	(408,417,440)	(489,500)
				(772,250)
		TOTAL WRITTEN OPTIONS (Premiums Received $2,406,147)		$(1,149,750)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

Aptus Defined Risk ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$533,142,449	$-	$-	$533,142,449
Purchased Options	-	29,079,350	-	29,079,350
Short-Term Investments	1,483,154	-	-	1,483,154
Total Investments in Securities	$534,625,603	$29,079,350	$-	$563,704,953

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$1,149,750	$-	$1,149,750
Total Written Options	$-	$1,149,750	$-	$1,149,750

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.

Transactions With Affiliated Securities

Investments in issuers considered to be affiliate(s) of the Funds during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the 1940 Act were as follows:
Aptus Defined Risk ETF					Change in
					Unrealized
	Value at	Purchases	Proceeds	Net Realized	Appreciation	Value at
Affiliated Issuer	4/30/2023	at Cost	from Sales	Gain (Loss)	(Depreciation)	7/31/2023
Invesco BulletShares 2029 Corporate Bond ETF	$27,573,140	$789,090	$(3,799,943)	$24,002	$(499,568)	$24,086,721
Invesco BulletShares 2030 Corporate Bond ETF	28,980,629	826,595	(3,977,501)	81,354	(713,738)	25,197,339
Invesco BulletShares 2031 Corporate Bond ETF	22,149,049	632,397	(3,042,533)	69,929	(528,169)	19,280,673
iShares iBonds Dec 2027 Term Corporate ETF*	100,888,345	1,741,300	(55,761,762)	(3,015,510)	1,714,860	45,567,233
iShares iBonds Dec 2028 Term Corporate ETF	101,347,100	2,903,691	(13,969,293)	(103,454)	(1,453,161)	88,724,883
iShares iBonds Dec 2029 Term Corporate ETF	54,988,747	1,573,146	(7,565,617)	(158,391)	(766,660)	48,071,225
iShares iBonds Dec 2030 Term Corporate ETF	40,994,655	1,169,049	(5,615,640)	110,115	(975,478)	35,682,701
iShares iBonds Dec 2031 Term Corporate ETF	34,187,354	16,492,195	(5,113,321)	121,901	(699,401)	44,988,728
iShares iBonds Dec 2032 Term Corporate ETF	-	36,021,945	(2,202,497)	(8,899)	(114,857)	33,695,692
	$411,109,019			$(2,878,953)	$(4,036,172)	$365,295,195	**

* As of July 31, 2023, no longer considered to be an affiliate of the Fund.
**Value of affiliates as of July 31, 2023 was $319,727,962.